Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 120	$ 239	$ 250
Property and equipment in the net amount		8	704	$ 311
Rght of use asset and lease liability	$ 443
Other expenses			704
Capitalized borrowing costs		197
Capitalized borrowings Incurred		$ 4,098
Write-down loss			360
Vacating expenses			16
Net of lease termination			$ 125